CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated other comprehensive income/(loss) USD ($)	Accumulated deficit Accounting standards update CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Parent Accounting standards update CNY (¥)	Parent CNY (¥)	Parent USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	Accounting standards update CNY (¥)	CNY (¥) shares	USD ($) shares
Cumulative effect of adoption of new accounting standard (Note 2(i))	¥ 249		¥ (310,942)		¥ 9,113,512		¥ 293,784			¥ (6,385,974)			¥ 2,710,629		¥ 1,010			¥ 2,711,639
Balance at Dec. 31, 2019	¥ 249		¥ (310,942)		9,113,512		293,784			(6,385,974)			2,710,629		1,010			2,711,639
Balance (in shares) at Dec. 31, 2019 | shares	389,331,544	389,331,544	(19,307,301)	(19,307,301)
Repurchase of ordinary shares			¥ (308)										(308)					(308)
Repurchase of ordinary shares (in shares) | shares			(160,554)	(160,554)
Issuance of ordinary shares pursuant to share incentive plan			¥ 8,334		(8,287)								47					47
Issuance of ordinary shares pursuant to share incentive plan (in shares) | shares			625,167	625,167
Share-based compensation expenses					20,464								20,464					20,464
Foreign currency translation adjustments							(18,772)						(18,772)					(18,772)
Net loss										(1,307,956)			(1,307,956)		(35,674)			(1,343,630)
Balance at Dec. 31, 2020	¥ 249		¥ (302,916)		9,125,689		275,012		¥ (19,425)	(7,713,355)		¥ (19,425)	1,384,679		(34,664)		¥ (19,425)	1,350,015
Balance (in shares) at Dec. 31, 2020 | shares	389,331,544	389,331,544	(18,842,688)	(18,842,688)
Cumulative effect of adoption of new accounting standard (Note 2(i))	¥ 249		¥ (302,916)		9,125,689		275,012		¥ (19,425)	(7,713,355)		¥ (19,425)	1,384,679		(34,664)		¥ (19,425)	1,350,015
Repurchase of ordinary shares			¥ 9,121
Repurchase of ordinary shares (in shares) | shares			576,165	576,165
Issuance of ordinary shares pursuant to share incentive plan					(8,765)								356					356
Share-based compensation expenses					9,132								9,132					9,132
Acquisition of additional shares in subsidiaries					(308)								(308)		(1,595)			(1,903)
Foreign currency translation adjustments							(3,191)						(3,191)					(3,191)
Cancellation of shares (in shares) | shares	(1)	(1)
Net loss										(121,524)			(121,524)		(6,944)			(128,468)
Balance at Dec. 31, 2021	¥ 249		¥ (293,795)		9,125,748		271,821			(7,834,879)			1,269,144		(43,203)			¥ 1,225,941
Balance (in shares) at Dec. 31, 2021 | shares	389,331,543	389,331,543	(18,266,523)	(18,266,523)
Ending balance (in shares) at Dec. 31, 2021 | shares																		18,266,523	18,266,523
Cumulative effect of adoption of new accounting standard (Note 2(i))	¥ 249		¥ (293,795)		9,125,748		271,821			(7,834,879)			1,269,144		(43,203)			¥ 1,225,941
Issuance of ordinary shares pursuant to share incentive plan			¥ 5,195		(5,142)								53					53
Issuance of ordinary shares pursuant to share incentive plan (in shares) | shares			314,592	314,592
Share-based compensation expenses					5,049								5,049					5,049
Disposal of shares in subsidiaries															(24,061)			(24,061)
Foreign currency translation adjustments							27,160						27,160					27,160
Net loss										(193,382)			(193,382)		(9,614)			(202,996)	$ (29,430)
Balance at Dec. 31, 2022	¥ 249	$ 36	¥ (288,600)	$ (41,843)	9,125,655	$ 1,323,096	298,981	$ 43,348		(8,028,261)	$ (1,163,988)		1,108,024	$ 160,649	(76,878)	$ (11,146)		¥ 1,031,146	$ 149,503
Balance (in shares) at Dec. 31, 2022 | shares	389,331,543	389,331,543	(17,951,931)	(17,951,931)
Ending balance (in shares) at Dec. 31, 2022 | shares																		17,951,931	17,951,931
Cumulative effect of adoption of new accounting standard (Note 2(i))	¥ 249	$ 36	¥ (288,600)	$ (41,843)	¥ 9,125,655	$ 1,323,096	¥ 298,981	$ 43,348		¥ (8,028,261)	$ (1,163,988)		¥ 1,108,024	$ 160,649	¥ (76,878)	$ (11,146)		¥ 1,031,146	$ 149,503